Schedule of Investments
June 30, 2023(unaudited)
Upright Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 84.48%

Agricultural Chemicals - 0.20%
The Mosaic Co. (2)	1,200	42,000

Electrical Industrial Apparatus - 3.65%
Plug Power, Inc. (2)	72,500	753,275

Electronic Computers - 23.28%
Apple, Inc.	24,800	4,810,456

Integrated Circuits - 35.92%
Himax Technologies, Inc. ADR	1,099,400	7,420,950

Life Insurance - 0.91%
Brighthouse Financial, Inc. (2)	1,000	47,350
MetLife, Inc.	2,500	141,325

		188,675

National Commercial Banks - 0.83%
Bank of America Corp.	6,000	172,140

Pharmaceutical Preparations - 3.86%
AbbVie, Inc.	2,400	323,352
Bausch Health Cos., Inc. (2)	2,000	16,000
Lannett Co., Inc. (2)	12,500	0
Teva Pharmaceutical Industries Ltd. ADR (2)	60,892	458,517

		797,869

Retail - Home Furniture, Furnishings & Equipment Stores - 0.01%
Bed Bath & Beyond, Inc.	7,000	1,922

Pharmaceutical Preparations - 13.41%
Ase Technology Holding Co. Ltd. ADR	10,000	77,900
Silicon Motion Technology Corp. ADR (2)	13,000	934,180
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,000	1,715,640
United Microelectronics Corp. ADR	5,500	43,395

		2,771,115

Services - Business Services, NEC - 0.81%
Alibaba Group Holding Ltd. ADR (2)	2,000	166,700

Services - Computer Programming, Data Processing, Etc.- 1.59%
Alphabet, Inc. Class C (2)	2,000	241,940
Meta Platforms, Inc. Class A (2)	300	86,094

		328,034

Total Common Stock	(Cost $ 16,251,590)	17,453,136

Exchange-Traded Funds (8) - 4.92%

Direxion Daily Aerospace & Defense Bull 3X Shares	5,500.00	114,675
Direxion Daily Dow Jones Internet Bull 3X Shares	18,000.00	205,560
Direxion Daily Industrials Bull 3X Shares	3,000.00	115,530
Direxion Daily Mid Cap Bull 3X Shares	3,000.00	121,560
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	4,000.00	32,760
Direxion Daily Real Estate Bull 3X Shares	5,000.00	47,650
Direxion Daily Semiconductor Bull 3X Shares	8,000.00	198,640
Direxion Financial Bull 3X Shares	2,000.00	127,160
Direxion Small Cap Bull 3X Shares	1,500.00	52,935

Total Exchange-Traded Funds	(Cost $ 769,494)	1,016,470

Money Market Registered Investment Companies (4) - 8.04%

Fidelity Government Porfolio Class I - 4.99%	271,169	271,169
Invesco Government and Agency Portfolio - 5.05%	321,520	321,520
Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class - 4.95%	1,069,120	1,069,120

Total Money Market Registered Investment Companies	(Cost $ 1,661,809)	1,661,809

Total Investments - 97.44%	(Cost $ 18,682,893)	20,131,415

Liabilities in Excess of Other Assets - -2.56%		(528,149)

Total Net Assets - 100.00%		20,659,564

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$20,131,415	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$20,131,415	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2023.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2023.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.